Supplement, dated October 13, 2004, to the
                         Prospectuses, dated May 3, 2004
               of Seligman Value Fund Series, Inc. (the "Series")
                                on behalf of its
                        Small-Cap Value Fund (the "Fund")


      On September 16, 2004, the Board of Directors of the Series approved (i) a change to the Fund's principal investment strategies to permit the Fund to invest generally at least 80% of its net assets in "value" companies with market capitalizations of $3 billion or less as compared to the current limit of up to $2 billion and (ii) changing the name of the Fund from "Small-Cap Value Fund" to "Smaller-Cap Value Fund." As a result, effective January 1, 2005, the following changes will be made to each Prospectus of the Series:

      All references in the Prospectuses to the "Small-Cap Value Fund" or "Seligman Small-Cap Value Fund" are hereby deleted and replaced with "Smaller-Cap Value Fund" or "Seligman Smaller-Cap Value Fund," respectively.

      On page 6 of the Series' Prospectus (page 5 in the case of the Prospectus relating to the Fund's Class I shares), the second paragraph under the caption "Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

      The Fund generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund.
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                   Supplement, dated October 13, 2004, to the
             Statement of Additional Information, dated May 3, 2004
               of Seligman Value Fund Series, Inc. (the "Series")
                                on behalf of its
                        Small-Cap Value Fund (the "Fund")


      Effective January 1, 2005, the following change will be made to the Statement of Additional Information of the Series:

      All references in the Statement of Additional Information to the "Small-Cap Value Fund" or "Seligman Small-Cap Value Fund" are hereby deleted and replaced with "Smaller-Cap Value Fund" or "Seligman Smaller-Cap Value Fund," respectively.